TAXATION (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Statement [Line Items]
Resource pools	$ 5,629,000
Domestic tax rate	27.00%	27.00%	27.00%
Effective tax rate	0.00%	0.00%	0.00%
Unused non-capital loss carry forwards	$ 0	$ 0
Canada [Member]
Statement [Line Items]
Resource pools	5,629,000	4,395,000
Unused non-capital loss carry forwards	$ 4,669,000	$ 4,248,000